Fair Value Measurements - Schedule of company's liabilities that are measured at fair value on a recurring basis (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 19, 2021
Liabilities:
Forward purchase agreement liability	$ 1,890,000
Recurring
Liabilities:
Warrant Liability		$ 162,181	$ 7,428,979	$ 11,946,116
Total Derivative Liabilities	3,180,342	162,181		11,946,116
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant Liability	610,938	71,875	3,608,125
Level 3 | Recurring
Liabilities:
Forward purchase agreement liability	1,890,000
Level 3 | Recurring | Public Warrants
Liabilities:
Warrant Liability				5,751,494
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant Liability	$ 679,404	$ 90,306	$ 3,820,854	$ 6,194,622